TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 64.6%
	FEDERAL HOME LOAN MORTGAGE CORP. — 20.0%(a)
68,617	Freddie Mac Gold Pool Series G08448		5.0000	05/01/41	$ 66,773
517,909	Freddie Mac Gold Pool Series Q18571		3.5000	05/01/43	460,256
323,700	Freddie Mac Gold Pool Series Q20545		3.5000	07/01/43	287,840
100,305	Freddie Mac Gold Pool Series U92432		4.0000	02/01/44	91,546
57,557	Freddie Mac Multifamily Structured Pass Through Series Q015 A (b)(d))	SOFR30A + 0.200%	5.5130	08/25/24	57,539
1,338,055	Freddie Mac Multifamily Structured Pass Through Series KJ20 A2		3.7990	12/25/25	1,296,823
856,337	Freddie Mac Multifamily Structured Pass Through Series KF60 A (b)	SOFR30A + 0.604%	5.9160	02/25/26	856,137
1,518,919	Freddie Mac Multifamily Structured Pass Through Series KJ21 A2		3.7000	09/25/26	1,459,403
977,208	Freddie Mac Multifamily Structured Pass Through Series KF72 A (b)	SOFR30A + 0.614%	5.9260	11/25/26	973,330
1,006,447	Freddie Mac Multifamily Structured Pass Through Series KF77 AL (b)	SOFR30A + 0.814%	6.1260	02/25/27	1,007,615
627,554	Freddie Mac Multifamily Structured Pass Through Series KF82 AS (b)	SOFR30A + 0.420%	5.7310	06/25/30	620,621
941,331	Freddie Mac Multifamily Structured Pass Through Series KF82 AL (b)	SOFR30A + 0.484%	5.7960	06/25/30	933,366
812,112	Freddie Mac Multifamily Structured Pass Through Series KF80 AS (b)	SOFR30A + 0.510%	5.8210	06/25/30	807,568
2,580,000	Freddie Mac Multifamily Structured Pass Through Series KJ42 A2		4.1180	11/25/32	2,378,005
260,222	Freddie Mac Multifamily Structured Pass Through Series Q008 A (b)	SOFR30A + 0.504%	5.8160	10/25/45	258,500
1,291,841	Freddie Mac Multifamily Structured Pass Through Series Q016 APT1 (c)		1.2420	05/25/51	1,173,531
1,024	Freddie Mac Non Gold Pool Series 845830(b)	RFUCCT6M + 1.641%	4.4890	07/01/24	1,012
947	Freddie Mac Non Gold Pool Series 847103(b)	H15T1Y + 2.300%	4.4480	01/01/33	927
298,917	Freddie Mac Non Gold Pool Series 780722(b)	H15T1Y + 2.220%	6.2200	08/01/33	299,966
56,021	Freddie Mac Non Gold Pool Series 972132(b)	H15T1Y + 2.225%	4.3500	11/01/33	57,064
87,630	Freddie Mac Non Gold Pool Series 1B2025(b)	RFUCCT1Y + 1.862%	4.7520	06/01/34	88,580
490	Freddie Mac Non Gold Pool Series 783000(b)	H15T1Y + 2.280%	4.4050	01/01/35	478
644	Freddie Mac Non Gold Pool Series 783028(b)	H15T1Y + 2.250%	4.4980	02/01/35	652
64,921	Freddie Mac Non Gold Pool Series 1Q0160(b)	RFUCCT1Y + 1.765%	5.7460	09/01/35	64,660
653	Freddie Mac Non Gold Pool Series 848685(b)	H15T1Y + 2.286%	4.4300	02/01/36	650
1,218	Freddie Mac Non Gold Pool Series 848575(b)	H15T1Y + 2.267%	4.5870	02/01/36	1,224
462	Freddie Mac Non Gold Pool Series 1Q0092(b)	H15T1Y + 2.245%	4.5380	03/01/36	468
141,526	Freddie Mac Non Gold Pool Series 1L1358(b)	H15T1Y + 2.500%	5.2800	05/01/36	144,154
324,188	Freddie Mac Non Gold Pool Series 848690(b)	H15T1Y + 2.249%	5.1550	03/01/37	328,860
112	Freddie Mac Non Gold Pool Series 1Q1131(b)	RFUCCT6M + 1.770%	4.6430	06/01/37	109
22,642	Freddie Mac Non Gold Pool Series 848565(b)	RFUCCT1Y + 1.742%	4.2290	12/01/37	22,329

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 64.6% (Continued)
	FEDERAL HOME LOAN MORTGAGE CORP. — 20.0%(a) (Continued)
6,505	Freddie Mac Non Gold Pool Series 1Q1380(b)	RFUCCT1Y + 1.974%	4.6310	03/01/38	$ 6,418
42,287	Freddie Mac Non Gold Pool Series 848568(b)	H15T1Y + 2.204%	4.5930	09/01/38	41,523
841,126	Freddie Mac Non Gold Pool Series 848949(b)	H15T1Y + 2.248%	5.9000	09/01/38	856,560
19,825	Freddie Mac Non Gold Pool Series 1Q0647(b)	RFUCCT1Y + 1.770%	5.0210	11/01/38	19,399
54,761	Freddie Mac Non Gold Pool Series 1Q1302(b)	RFUCCT1Y + 1.703%	5.7710	11/01/38	54,054
246,567	Freddie Mac Non Gold Pool Series 849046(b)	RFUCCT1Y + 1.897%	5.2750	09/01/41	241,182
1,874	Freddie Mac Non Gold Pool Series 2B7388(b)	RFUCCT1Y + 1.840%	4.8250	01/01/46	1,881
416,880	Freddie Mac Pool Series SB8031		2.5000	02/01/35	372,260
1,470	Freddie Mac REMICS Series 1628 LZ (d)		6.5000	12/15/23	1,422
29,089	Freddie Mac REMICS Series 2903 Z (d)		5.0000	12/15/24	28,072
11,133	Freddie Mac REMICS Series 3104 DH (d)		5.0000	01/15/26	10,620
35,120	Freddie Mac REMICS Series 2102 PE (d)		6.5000	12/15/28	34,406
23,838	Freddie Mac REMICS Series 2131 ZB (d)		6.0000	03/15/29	22,701
11,395	Freddie Mac REMICS Series 2412 OF (b),(d)	SOFR30A + 1.064%	6.3780	12/15/31	11,146
6,039	Freddie Mac REMICS Series 2450 FW (b),(d)	SOFR30A + 0.614%	5.9280	03/15/32	5,816
21,985	Freddie Mac REMICS Series 2448 FV (b),(d)	SOFR30A + 1.114%	6.4280	03/15/32	21,457
32,406	Freddie Mac REMICS Series 2581 FD (b),(d)	SOFR30A + 0.864%	6.1780	12/15/32	31,380
10,745	Freddie Mac REMICS Series 2557 WF (b),(d)	SOFR30A + 0.514%	5.8280	01/15/33	10,319
26,894	Freddie Mac REMICS Series 2768 PW (d)		4.2500	03/15/34	24,622
156,087	Freddie Mac REMICS Series 2978 JG (d)		5.5000	05/15/35	153,160
238,640	Freddie Mac REMICS Series 3036 NE (d)		5.0000	09/15/35	231,074
139,038	Freddie Mac REMICS Series 3620 AT (c),(d)		3.8410	12/15/36	135,925
119,269	Freddie Mac REMICS Series 3412 AY (d)		5.5000	02/15/38	115,116
114,778	Freddie Mac REMICS Series 3561 W (c),(d)		2.6000	06/15/48	106,059
					16,276,558
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 27.4%(a)
1,082	Fannie Mae Pool Series 303212(b)	RFUCCT6M + 2.170%	5.4200	02/01/25	1,071
2,040,000	Fannie Mae Pool Series BL0481		3.5800	01/01/26	1,960,991
19,383	Fannie Mae Pool Series 684842(b)	H15T1Y + 2.436%	4.2660	01/01/30	18,791
18,413	Fannie Mae Pool Series 642012(b)	H15T1Y + 2.265%	5.2650	05/01/32	18,211
54,830	Fannie Mae Pool Series 699985(b)	H15T1Y + 2.211%	5.2110	04/01/33	54,289

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 64.6% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 27.4%(a) (Continued)
110,409	Fannie Mae Pool Series 555375		6.0000	04/01/33	$ 111,661
45,310	Fannie Mae Pool Series 721424(b)	H15T1Y + 2.287%	5.9240	06/01/33	44,931
20,651	Fannie Mae Pool Series 725052(b)	H15T1Y + 2.165%	4.2900	07/01/33	19,733
15,449	Fannie Mae Pool Series 732087(b)	H15T1Y + 2.440%	6.2660	08/01/33	15,326
323,210	Fannie Mae Pool Series AD0541(b)	H15T1Y + 2.185%	5.6870	11/01/33	329,494
21,836	Fannie Mae Pool Series 725392(b)	H15T1Y + 2.196%	4.7400	04/01/34	21,312
7,408	Fannie Mae Pool Series 783245(b)	12MTA + 1.200%	5.6300	04/01/34	7,152
304,581	Fannie Mae Pool Series AL1270(b)	H15T1Y + 2.214%	5.2620	10/01/34	309,306
47,392	Fannie Mae Pool Series 813844(b)	RFUCCT6M + 1.544%	7.0190	01/01/35	48,030
13,514	Fannie Mae Pool Series 995552(b)	H15T1Y + 2.189%	5.3700	05/01/35	13,318
112,654	Fannie Mae Pool Series 889822(b)	RFUCCT1Y + 1.559%	4.6850	07/01/35	112,572
48,077	Fannie Mae Pool Series 735667		5.0000	07/01/35	47,163
55,961	Fannie Mae Pool Series AL0361(b)	H15T1Y + 2.223%	6.1370	07/01/35	55,616
22,061	Fannie Mae Pool Series 995269(b)	RFUCCT6M + 1.546%	6.7470	07/01/35	22,374
85,794	Fannie Mae Pool Series 838948(b)	RFUCCT6M + 1.510%	6.9610	08/01/35	86,691
8,581	Fannie Mae Pool Series 844532(b)	12MTA + 1.770%	6.2050	11/01/35	8,436
181,293	Fannie Mae Pool Series 813637(b)	H15T1Y + 2.185%	4.3100	01/01/36	180,167
31,972	Fannie Mae Pool Series 863729(b)	H15T1Y + 2.268%	4.3930	01/01/36	31,189
112,336	Fannie Mae Pool Series 846749(b)	RFUCCT6M + 2.428%	5.6780	01/01/36	111,320
89,090	Fannie Mae Pool Series 880373(b)	RFUCCT1Y + 1.515%	3.7800	02/01/36	89,873
19,048	Fannie Mae Pool Series 880366(b)	RFUCCT6M + 1.430%	6.7360	02/01/36	19,190
117,487	Fannie Mae Pool Series 920847(b)	H15T1Y + 2.500%	5.4770	08/01/36	120,362
19,354	Fannie Mae Pool Series 886376(b)	12MTA + 2.358%	6.7670	08/01/36	19,460
6,505	Fannie Mae Pool Series 879683(b)	H15T1Y + 2.145%	5.9340	09/01/36	6,454
11,385	Fannie Mae Pool Series 995949(b)	12MTA + 2.363%	6.7830	09/01/36	11,396
140,580	Fannie Mae Pool Series 900197(b)	RFUCCT1Y + 2.075%	4.3250	10/01/36	141,072
38,546	Fannie Mae Pool Series 995008(b)	12MTA + 2.177%	6.6210	10/01/36	37,665
46,853	Fannie Mae Pool Series AE0870(b)	RFUCCT1Y + 1.680%	5.0140	11/01/36	46,674
165,332	Fannie Mae Pool Series 889819(b)	RFUCCT1Y + 1.550%	4.8240	04/01/37	166,783

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 64.6% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 27.4%(a) (Continued)
18,955	Fannie Mae Pool Series 748848(b)	H15T1Y + 2.270%	6.0200	06/01/37	$ 19,072
64,839	Fannie Mae Pool Series AB5688		3.5000	07/01/37	57,273
32,670	Fannie Mae Pool Series 888628(b)	RFUCCT1Y + 1.827%	4.9100	07/01/37	32,043
39,028	Fannie Mae Pool Series AL0920		5.0000	07/01/37	38,286
76,494	Fannie Mae Pool Series AD0959(b)	RFUCCT6M + 2.065%	5.0560	07/01/37	77,073
1,422	Fannie Mae Pool Series 899633		5.5000	07/01/37	1,378
139,481	Fannie Mae Pool Series AL1288(b)	RFUCCT1Y + 1.564%	5.7420	09/01/37	137,935
9,666	Fannie Mae Pool Series AL0883(b)	RFUCCT1Y + 1.313%	3.5890	01/01/38	9,449
99,908	Fannie Mae Pool Series 964760(b)	RFUCCT1Y + 1.639%	5.8890	08/01/38	98,475
4,846	Fannie Mae Pool Series 725320(b)	H15T1Y + 2.254%	5.4980	08/01/39	4,824
42,616	Fannie Mae Pool Series AC2472		5.0000	06/01/40	40,864
2,003,095	Fannie Mae Pool Series BM1078(b)	H15T1Y + 2.170%	5.3430	12/01/40	2,032,772
8,035	Fannie Mae Pool Series AL2559(b)	RFUCCT1Y + 1.806%	5.2750	07/01/41	7,851
292,158	Fannie Mae Pool Series AJ0875(b)	RFUCCT1Y + 1.800%	4.0500	10/01/41	296,074
383,596	Fannie Mae Pool Series AO4163		3.5000	06/01/42	338,681
233,589	Fannie Mae Pool Series AB5519		3.5000	07/01/42	206,307
2,252,354	Fannie Mae Pool Series AO8169		3.5000	09/01/42	1,988,018
296,159	Fannie Mae Pool Series AB7016		4.0000	11/01/42	270,655
555,761	Fannie Mae Pool Series AQ6238		3.5000	12/01/42	490,845
380,115	Fannie Mae Pool Series AQ9715		3.0000	01/01/43	325,077
408,412	Fannie Mae Pool Series MA1404		3.5000	04/01/43	360,658
132,927	Fannie Mae Pool Series AB9096		4.0000	04/01/43	121,477
22,202	Fannie Mae Pool Series 803338(b)	12MTA + 1.200%	5.6300	09/01/44	21,475
227,075	Fannie Mae Pool Series MA3536		4.0000	12/01/48	205,829
3,121,146	Fannie Mae Pool Series CB2846		2.0000	02/01/52	2,385,142
2,957,511	Fannie Mae Pool Series MA4562		2.0000	03/01/52	2,257,127
4,071	Fannie Mae REMICS Series 2005-100 BQ (d)		5.5000	11/25/25	3,923
2	Fannie Mae REMICS Series 1999-57 FC (b),(d)	SOFR30A + 0.364%	5.6780	11/17/29	2
61,572	Fannie Mae REMICS Series 2000-45 FG (b),(d)	SOFR30A + 0.664%	5.9780	12/18/30	59,646
89,767	Fannie Mae REMICS Series 2000-45 FD (b),(d)	SOFR30A + 0.664%	5.9780	12/18/30	86,959
37,637	Fannie Mae REMICS Series 2002-30 FB (b),(d)	SOFR30A + 1.114%	6.4290	08/25/31	36,740

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 64.6% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 27.4%(a) (Continued)
21,909	Fannie Mae REMICS Series 2002-16 VF (b),(d)	SOFR30A + 0.664%	5.9790	04/25/32	$ 20,734
7,496	Fannie Mae REMICS Series 2002-71 AP (d)		5.0000	11/25/32	7,072
2,160	Fannie Mae REMICS Series 2003-35 FG (b),(d)	SOFR30A + 0.414%	5.7290	05/25/33	2,070
24,668	Fannie Mae REMICS Series 2005-29 WQ (d)		5.5000	04/25/35	23,648
80,061	Fannie Mae REMICS Series 2009-50 PT (c),(d)		5.5870	05/25/37	75,337
69,410	Fannie Mae REMICS Series 2008-86 LA (c),(d)		3.4920	08/25/38	65,139
310,197	Fannie Mae REMICS Series 2010-60 HB (d)		5.0000	06/25/40	299,924
81,312	Fannie Mae REMICS Series 2013-63 YF (b),(d)	SOFR30A + 1.114%	5.0000	06/25/43	72,495
1,489,499	Fannie Mae REMICS Series 2020-35 FA (b),(d)	SOFR30A + 0.614%	5.2420	06/25/50	1,464,260
1,489,343	Fannie Mae-Aces Series 2017-M3 A2 (c)		2.5470	12/25/26	1,374,396
2,763,061	Fannie Mae-Aces Series 2017-M14 A2 (c)		2.9580	11/25/27	2,543,732
					22,248,810
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 17.2%
59,363	Ginnie Mae II Pool Series 891616(b)	H15T1Y + 1.400%	6.6600	06/20/58	59,403
1,101	Ginnie Mae II Pool Series 751387(c)		4.7420	01/20/61	1,075
13,972	Ginnie Mae II Pool Series 710065(c)		4.8100	02/20/61	13,596
15,733	Ginnie Mae II Pool Series 751408(c)		4.8170	06/20/61	15,594
10,606	Ginnie Mae II Pool Series 710084(c)		4.7000	08/20/61	10,506
25,785	Ginnie Mae II Pool Series 894704(b)	H15T1Y + 0.791%	6.0570	10/20/61	25,709
1,354	Ginnie Mae II Pool Series 773437(c)		4.4850	02/20/62	1,269
156	Ginnie Mae II Pool Series 757339(c)		4.8620	02/20/62	150
3,979	Ginnie Mae II Pool Series 759745(c)		4.8150	05/20/62	3,867
158	Ginnie Mae II Pool Series 757348(c)		4.8490	06/20/62	152
301,178	Ginnie Mae II Pool Series 897906(b)	H15T1Y + 0.809%	6.0770	06/20/62	300,432
543,841	Ginnie Mae II Pool Series 896363(b)	H15T1Y + 0.671%	5.9300	07/20/62	541,557
1,390	Ginnie Mae II Pool Series 766556(c)		4.7550	08/20/62	1,344
6,398	Ginnie Mae II Pool Series 777432(c)		4.5990	10/20/62	6,218
119,857	Ginnie Mae II Pool Series 899072(b)	RFUCCT1M + 2.022%	7.1730	10/20/62	122,320
4,101	Ginnie Mae II Pool Series 765229(c)		4.5530	11/20/62	3,877
2,877	Ginnie Mae II Pool Series 766542(c)		4.5900	11/20/62	2,617
590,374	Ginnie Mae II Pool Series 899633(b)	RFUCCT1M + 1.892%	7.0450	01/20/63	599,122
143,279	Ginnie Mae II Pool Series 898433(b)	RFUCCT1M + 2.180%	7.3290	01/20/63	145,035

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 64.6% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 17.2% (Continued)
385,574	Ginnie Mae II Pool Series 899650(b)	RFUCCT1M + 1.890%	7.0380	02/20/63	$ 391,260
412,311	Ginnie Mae II Pool Series 899765(b)	RFUCCT1M + 1.908%	7.0940	02/20/63	417,423
138,705	Ginnie Mae II Pool Series 898436(b)	RFUCCT1M + 2.138%	7.2790	02/20/63	140,308
167,146	Ginnie Mae II Pool Series 899651(b)	RFUCCT1M + 2.329%	7.4770	02/20/63	170,329
21,196	Ginnie Mae II Pool Series AE9606(b)	H15T1Y + 1.140%	6.4000	08/20/64	21,207
8,855	Ginnie Mae II Pool Series AG8190(b)	H15T1Y + 1.134%	6.3950	09/20/64	8,847
22,621	Ginnie Mae II Pool Series AG8209(b)	H15T1Y + 0.847%	6.1090	10/20/64	22,567
13,635	Ginnie Mae II Pool Series AG8275(b)	H15T1Y + 1.136%	6.3960	03/20/65	13,626
31,872	Government National Mortgage Association Series 2011-129 FB FB (b),(d)	TSFR1M + 0.364%	5.6950	06/16/26	30,903
1	Government National Mortgage Association Series 2012-124 HT HT (c),(d)		0.0000	07/20/32	1
36,853	Government National Mortgage Association Series 2003-72 Z Z (c)		5.4120	11/16/45	35,544
3,689	Government National Mortgage Association Series 2011-H23 HA HA (d)		3.0000	12/20/61	3,326
2,121,069	Government National Mortgage Association Series 2014-H12 HZ HZ (c),(d)		4.5760	06/20/64	2,017,843
798	Government National Mortgage Association Series 2015-H09 HA HA (d)		1.7500	03/20/65	708
2,124,561	Government National Mortgage Association Series 2018-H16 FA FA (b),(d)	TSFR1M + 0.534%	5.3850	09/20/68	2,082,342
2,881,904	Government National Mortgage Association Series 2020-H04 FP FP (b),(d)	TSFR1M + 0.614%	5.2940	06/20/69	2,859,246
3,884,647	Government National Mortgage Association Series 2020-H02 FG FG (b),(d)	TSFR1M + 0.714%	5.4140	01/20/70	3,860,168
					13,929,491
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $55,580,743)				52,454,859

	U.S. TREASURY NOTES — 31.2%
4,410,000	United States Treasury Note		5.0000	08/31/25	4,401,731
4,915,000	United States Treasury Note		5.0000	09/30/25	4,910,968
1,000,000	United States Treasury Note		4.1250	06/15/26	981,602
2,250,000	United States Treasury Note		3.6250	03/31/28	2,157,715
4,090,000	United States Treasury Note		4.1250	07/31/28	4,002,768
435,000	United States Treasury Note		4.6250	09/30/28	435,408

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. TREASURY NOTES — 31.2% (Continued)
5,505,000	United States Treasury Note	4.1250	11/15/32	$ 5,311,035
235,000	United States Treasury Note	3.5000	02/15/33	215,704
3,090,000	United States Treasury Note	3.8750	08/15/33	2,920,774
	TOTAL U.S. TREASURY NOTES (Cost $25,963,853)			25,337,705
		Yield (%)
	SHORT-TERM INVESTMENTS — 11.1%
	AGENCY DISCOUNT NOTES - 11.1%
4,915,000	Fannie Mae Discount Notes	–	10/02/23	4,915,000
2,030,000	Federal Home Loan Bank Discount Notes	2.6500	10/02/23	2,029,705
2,055,000	Federal Home Loan Bank Discount Notes	4.3600	10/11/23	2,052,303
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,996,295)			8,997,008

	TOTAL INVESTMENTS - 106.9% (Cost $90,540,891)			$ 86,789,572
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.9)%			(5,605,499)
	NET ASSETS - 100.0%			$ 81,184,073

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT1M	RFUCCT1M
RFUCCT1Y	RFUCCT1Y
RFUCCT6M	RFUCCT6M
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
TSFR1M	TSFR1M

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(b)	Variable rate security; the rate shown represents the rate on September 30, 2023.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Collateralized mortgage obligation (CMO).